Supplement dated October 30, 2015,

to the Summary Prospectus dated April 30, 2015 for:

FVIT PIMCO Tactical Allocation Portfolio

(the “Summary Prospectus”)

(Class II Shares)

The “Investment Adviser,” “Investment Adviser Portfolio Managers,” “Sub-Adviser,” and “Sub-Adviser Portfolio Managers” sections of the Summary Prospectus are deleted in their entirety and replaced with the following:

Management: The Portfolio’s investment adviser is Forethought Investment Advisors, LLC. The Portfolio’s sub-adviser is Pacific Investment Management Company, LLC (“PIMCO”).

Portfolio Manager	Title	Involved with Portfolio
Josh Davis, Ph.D.	Executive Vice President of PIMCO	Since Portfolio Inception
Sudi Mariappa	Managing Director of PIMCO	Since Portfolio Inception

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This Supplement, the Prospectus dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015, the Summary Prospectus dated April 30, 2015, as amended October 30, 2015, and the Statement of Additional dated April 30, 2015, as supplemented June 10, 2015 and October 30, 2015, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.